FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	$ 287	$ 280
Fair value change recorded in net income	(2)	5
Fair value change recorded in other comprehensive income	(3)	2
Additions	221	0
Disposals	(162)	0
Financial assets at end of period	$ 341	$ 287